Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales by Geographical Area
Sales	$ 1,778,908	$ 1,144,434	$ 1,615,222
Spain
Sales by Geographical Area
Sales	251,528	133,370	183,969
Germany
Sales by Geographical Area
Sales	292,774	191,107	249,911
Italy
Sales by Geographical Area
Sales	76,721	42,067	99,796
France
Sales by Geographical Area
Sales	130,811	79,491	109,513
Other EU Countries
Sales by Geographical Area
Sales	176,046	88,443	220,475
USA
Sales by Geographical Area
Sales	515,095	404,633	533,764
Rest of World
Sales by Geographical Area
Sales	$ 335,933	$ 205,323	$ 217,794